SCHEDULE OF PARENT COMPANY STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,595,982	$ 6,237,488	$ 4,590,803
Adjustments to reconcile net cash flows from operating activities:
Amortization of stock-based compensation	131,092	170,883	44,910
Changes in operating assets and liabilities:
Payables due to subsidiaries	(11,510,450)	(407,022)	(399,262)
Prepaid expenses and other current assets	(2,170,541)	(265,446)	2,642
Net cash (used in) provided by operating activities	(651,912)	(187,121)	4,053,124
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of acquisition deposit			(1,000,000)
Net cash used in investing activities	(1,185,665)	(3,055,651)	(7,443,745)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options		140
Net cash provided by financing activities	1,155,247	2,261,516	5,352,682
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	4,595,982	6,237,488	4,590,803
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	(5,442,910)	(7,209,698)	(4,659,512)
Amortization of stock-based compensation	131,092	170,883	44,910
Changes in operating assets and liabilities:
Payables due to subsidiaries	(1,596,032)	597,475
Prepaid expenses and other current assets	65,669	(40,148)	(2,600)
Net cash (used in) provided by operating activities	(2,027,898)	(244,000)	(26,399)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of acquisition deposit			(1,000,000)
Net cash used in investing activities			(1,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares	2,027,544		11,271,480
Proceeds from exercise of stock options		140
Cash lent to subsidiaries and VIE			(10,000,000)
Net cash provided by financing activities	2,027,544	140	1,271,480
CHANGES IN CASH	(354)	(243,860)	245,081
CASH beginning of year	1,221	245,081
CASH, end of year	$ 867	$ 1,221	$ 245,081